Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of Disclosure of Savings Account
	2020	2021
Cash on hand	996	936
Remittances in-transit	2,340	2,222
Bank accounts
Current accounts	161,227	142,029
Banco de la Nacion	20,862	19,847
Savings deposits and mutual funds	9,038	62
Time deposits (less than 3 months) (a)	95,265	205,302
	286,392	367,240
Escrow account (b)
Operational funds	298,435	261,001
Reserve funds	144,737	163,939
Consortium funds	122,088	78,589
Guarantee funds	45,180	83,251
	610,440	586,780
Total Cash and Cash equivalents	900,168	957,178

(a)	Time deposits have maturities less than 90 days and may be renewed upon maturity. These deposits earn interest that fluctuates between 0.26% and 1.75%.

(b)	The Corporation maintains trust accounts in local and foreign banks classified as: i) operating funds and consortium funds that are for the exclusive use of projects; and ii) reserve and guarantee funds that are intended to meet the payment of bonds issued and other obligations of the Corporation.

Schedule of Time Deposits from Subsidiaries
	Financial	Interest
	entities	rate	2020	2021

AENZA S.A.A.	Banco de Credito del Peru S.A.	0.26%	6,500	100,583
Tren Urbano de Lima S.A.	Banco de Credito del Peru S.A.	1.70%	65,000	55,000
Unna Energia S.A.	Banco Internacional del Peru S.A.A.	0.35%	-	32,197
Unna Energia S.A.	Banco de Credito del Peru S.A.	0.30%	905	11,130
Concesionaria La Chira S.A.	Banco BBVA Peru S.A.	1.65%	6,250	4,000
Cumbra Ingenieria S.A.	Banco de Credito del Peru S.A.	1.75%	-	2,392
Red Vial 5 S.A.	Banco de Credito del Peru S.A.	0.25%	7,429	-
Carretera Andina del Sur S.A.C.	Banco de Credito del Peru S.A.	0.15%	4,800	-
Carretera Sierra Piura S.A.C.	Banco de Credito del Peru S.A.	0.25%	4,381	-
			95,265	205,302